FAIR VALUE MEASUREMENT - Fair value hierarchy of assets and liabilities (Details) - CNY (¥)	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Assets, Fair Value Disclosure [Abstract]
Shortterm investments (Note 4)		¥ 2,501,024	¥ 2,994,216	¥ 11,772,573
Long-term investments	¥ 48,200,000	36,288,340	29,700,000
Liabilities, Fair Value Disclosure [Abstract]
Warrant liabilities (Note 12)	221,742,202	19,631,027	5,037,589	4,351,777
Available-for-sale debt securities
Assets, Fair Value Disclosure [Abstract]
Long-term investments	11,800,000	2,500,000
Other equity investments
Assets, Fair Value Disclosure [Abstract]
Long-term investments	36,400,000	33,788,340	¥ 29,700,000	¥ 12,000,000
Recurring member
Assets, Fair Value Disclosure [Abstract]
Shortterm investments (Note 4)		2,501,024
Total	48,200,000	36,288,340
Liabilities, Fair Value Disclosure [Abstract]
Warrant liabilities (Note 12)	221,742,202	19,631,027
Recurring member | Available-for-sale debt securities
Assets, Fair Value Disclosure [Abstract]
Long-term investments	11,800,000	2,500,000
Recurring member | Other equity investments
Assets, Fair Value Disclosure [Abstract]
Long-term investments	36,400,000	33,788,340
Level 2 | Recurring member
Assets, Fair Value Disclosure [Abstract]
Shortterm investments (Note 4)		2,501,024
Level 3 | Recurring member
Assets, Fair Value Disclosure [Abstract]
Total	48,200,000	36,288,340
Liabilities, Fair Value Disclosure [Abstract]
Warrant liabilities (Note 12)	221,742,202	19,631,027
Level 3 | Recurring member | Available-for-sale debt securities
Assets, Fair Value Disclosure [Abstract]
Long-term investments	11,800,000	2,500,000
Level 3 | Recurring member | Other equity investments
Assets, Fair Value Disclosure [Abstract]
Long-term investments	¥ 36,400,000	¥ 33,788,340